Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 14,900,781	$ 14,003,548
Accumulated depreciation	2,383,331	2,058,663
Net book value	12,517,450	11,944,885
Land
Property, Plant and Equipment [Line Items]
Cost	133,483	113,153
Accumulated depreciation	0	0
Net book value	133,483	113,153
Equipment
Property, Plant and Equipment [Line Items]
Cost	122,929	111,707
Accumulated depreciation	53,181	50,904
Net book value	69,748	60,803
Generation
Property, Plant and Equipment [Line Items]
Cost	4,200,559	4,119,514
Accumulated depreciation	1,139,137	1,016,784
Net book value	3,061,422	3,102,730
Generation | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	378,043	196,287
Accumulated depreciation	0	0
Net book value	378,043	196,287
Utility plant
Property, Plant and Equipment [Line Items]
Cost	9,332,092	8,640,224
Accumulated depreciation	1,191,013	990,975
Net book value	8,141,079	7,649,249
Distribution and transmission | Construction-in-progress
Property, Plant and Equipment [Line Items]
Cost	733,675	822,663
Accumulated depreciation	0	0
Net book value	$ 733,675	$ 822,663